INCOME TAXES - Income Tax Recovery Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 23, 2021	Dec. 31, 2020	Dec. 31, 2019
Incomes Taxes [Abstract]
Net loss before tax		$ 86,419	$ 37,427
Statutory tax rate		26.50%	26.50%
Tax benefit at statutory rate		$ 22,901	$ 9,918
Foreign tax rates		17,238	7,252
Permanent differences		451	1,880
Change in unrecognized deferred tax assets due to exchange rates		(1,209)	(2,424)
Change in unrecognized deferred tax assets		8,885	10,813
Income tax expense		48,266	27,439	[1],[2],[3]
Wassa
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Cash tax exposure, effect of audit assessment			3,000
Ghana | Wassa
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax assessment reduction in tax losses		$ 4,000	$ 29,000
Tax losses carried forward | Wassa
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reduction in attributable tax losses	$ 4,000

[1]	Please refer to Note 28 for information on revised prior period comparatives.
[2]	The cash flows of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.
[3]	The results of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.